UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05643

                          ACM MANAGED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 99.5%
U.S. Treasury Bonds - 99.5%
     5.375%, 2/15/31 .........................     Aaa            $  8,000      $   9,265,000
     7.00%, 7/15/06 ..........................     Aaa              24,050         24,982,899
     8.125%, 8/15/19 .........................     Aaa              19,400         27,293,375
     10.75%, 8/15/05 .........................     Aaa              17,825         18,116,760
     11.25%, 2/15/15 .........................     Aaa              16,000         25,200,000
                                                                                -------------
Total U.S. Government Obligations
     (cost $101,579,442) .....................                                    104,858,034
                                                                                -------------
CORPORATE OBLIGATIONS - 74.3%
Aerospace & Defense - 1.1%
DRS Technologies, Inc.
     6.875%, 11/01/13 ........................     B2                  210            214,200
L-3 Communications Corp.
     5.875%, 1/15/15 .........................     Ba3                 310            299,150
Sequa Corp.
     9.00%, 8/01/09 ..........................     B1                  145            158,050
TD Funding Corp.
     8.375%, 7/15/11 .........................     B3                  470            488,800
                                                                                -------------
                                                                                    1,160,200
                                                                                -------------
Automotive - 2.2%
Asbury Automotive Group, Inc.
     8.00%, 3/15/14 ..........................     B3                  171            162,878
Ford Motor Credit Co.
     4.95%, 1/15/08 ..........................     Baa2                315            298,603
Ford Motor Co.
     7.45%, 7/16/31 ..........................     Baa3                260            217,430
General Motors Corp.
     7.375%, 3/15/36(b) ......................     Baa3                665            164,090
HLI Operating, Inc.
     10.50%, 6/15/10 .........................     B3                  286            277,420
Keystone Automotive Operations, Inc.
     9.75%, 11/01/13 .........................     B3                  394            386,120
TRW Automotive, Inc.
     9.375%, 2/15/13 .........................     Ba3                 330            356,400
     11.00%, 2/15/13 .........................     B1                  175            191,625
United Auto Group, Inc.
     9.625%, 3/15/12 .........................     B3                  240            252,000
                                                                                -------------
                                                                                    2,306,566
                                                                                -------------
Broadcasting & Media - 0.8%
Albritton Communications Co.
     7.75%, 12/15/12 .........................     B3                  320            313,600
Corus Entertainment, Inc.
     8.75%, 3/01/12 ..........................     B1                  325            348,562
Radio One, Inc.
     8.875%, 7/01/11 .........................     B2                  140            150,150
                                                                                -------------
                                                                                      812,312
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Building & Real Estate - 2.8%
Associated Materials
     11.25%, 3/01/14(b) ......................     Caa2           $    595      $     351,050
D.R. Horton, Inc.
     6.875%, 5/01/13 .........................     Ba1                 330            353,181
KB HOME
     7.75%, 2/01/10 ..........................     Ba2                 215            224,675
Meritage Corp.
     6.250%, 3/15/15(a) ......................     Ba3                 430            402,050
M/I Homes, Inc.
     6.875%, 4/01/12(a) ......................     Ba2                 425            405,875
Schuler Homes, Inc.
     10.50%, 7/15/11 .........................     Ba2                 405            453,033
WCI Communities, Inc.
     6.625%, 3/15/15(a) ......................     Ba3                 260            235,950
William Lyon Homes, Inc.
     10.75%, 4/01/13 .........................     B2                  460            489,900
                                                                                -------------
                                                                                    2,915,714
                                                                                -------------
Cable - 6.2%
Cablevision Systems Corp.
     8.00%, 4/15/12 ..........................     B3                  810            851,513
Charter Communications Operations, LLC
     8.00%, 4/30/12(a) .......................     B2                1,520          1,520,000
CSC Holdings, Inc.
     6.75%, 4/15/12(a) .......................     B1                  160            162,800
     7.625%, 7/15/18 .........................     B1                  445            462,800
DirectTV Holdings LLC
     8.375%, 3/15/13 .........................     Ba2                 150            166,125
Echostar DBS Corp.
     6.375%, 10/01/11 ........................     Ba3                 200            202,000
Inmarsat Finance PLC
     7.625%, 6/30/12 .........................     B2                  505            525,200
Insight Midwest LP
     9.75%, 10/01/09 .........................     B2                  420            437,850
Intelsat Bermuda, Ltd.
     7.805%, 1/15/12(a) ......................     B2                   95             96,425
     8.625%, 1/15/15(a) ......................     B2                  390            400,238
PanAmSat Corp.
     9.00%, 8/15/14 ..........................     B1                  378            411,075
     10.375%, 11/01/14(a)(b) .................     B3                1,005            688,425
Rogers Cable, Inc.
     6.75%, 3/15/15 ..........................     Ba3                 570            570,000
                                                                                -------------
                                                                                    6,494,451
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Chemicals - 1.7%
Borden Chemical, Inc.
     9.00%, 7/15/14(a) .......................     B3             $    220      $     222,200
Equistar Chemical Funding LP
     10.125%, 9/01/08 ........................     B2                  555            602,175
     10.625%, 5/01/11 ........................     B2                  100            110,250
Huntsman Advanced Materials LLC
     11.00%, 7/15/10(a) ......................     Ba3                 285            324,900
Huntsman International LLC
     9.875%, 3/01/09 .........................     B2                  215            230,050
Westlake Chemical Corp.
     8.75%, 7/15/11 ..........................     Ba2                 283            307,055
                                                                                -------------
                                                                                    1,796,630
                                                                                -------------
Communications-Fixed - 4.0%
Cincinnati Bell, Inc.
     8.375%, 1/15/14 .........................     B3                  565            559,350
Citizens Communications Co.
     6.25%, 1/15/13 ..........................     Ba3                 440            424,600
Eircom Funding
     8.25%, 8/15/13 ..........................     B1                  385            404,250
Hawaiian Telcom Communications, Inc.
     9.75%, 5/01/13(a) .......................     B3                  425            441,469
MCI, Inc.
     7.688%, 5/01/09 .........................     B2                  240            251,400
Qwest Corp.
     9.125%, 3/15/12(a) ......................     Ba3               1,575          1,708,875
VALOR Telecom Enterprise
     7.75%, 2/15/15(a) .......................     B1                  430            418,175
                                                                                -------------
                                                                                    4,208,119
                                                                                -------------
Communications-Mobile - 2.1%
Iridium LLC Capital Corp.
     Series B
     14.00%, 7/15/05(C) ......................     NR                3,000            450,000
Nextel Communications, Inc.
     5.950%, 3/15/14 .........................     Ba3                 210            214,725
     6.875%, 10/31/13 ........................     Ba3                 460            488,750
Rogers Wireless Communications, Inc.
      7.25%, 12/15/12 ........................     Ba3                 400            428,000
Rural Cellular Corp.
     8.25%, 3/15/12 ..........................     B2                  390            398,775
TeleCorp PCS, Inc.
     10.625%, 7/15/10 ........................     Baa2                179            189,843
                                                                                -------------
                                                                                    2,170,093
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Consumer Manufacturing - 2.2%
Broder Brothers Co.
     11.25%, 10/15/10 ........................     B3             $    485      $     500,156
     11.25%, 10/15/10(a) .....................     B3                   20             20,625
Jostens, Inc.
     7.625%, 10/01/12 ........................     B3                  405            387,788
K2, Inc.
     7.375%, 7/01/14 .........................     Ba3                 325            338,000
Playtex Products, Inc.
     8.00%, 3/01/11 ..........................     B2                  310            331,700
Rayovac Corp.
     7.375%, 2/01/15(a) ......................     B3                  720            702,000
                                                                                -------------
                                                                                    2,280,269
                                                                                -------------
Diversified Media - 3.2%
American Media, Inc.
     8.875%, 1/15/11 .........................     B3                  120            122,400
     10.25%, 5/01/09 .........................     B3                  360            370,800
Dex Media, Inc.
     8.00%, 11/15/13 .........................     B3                  400            425,000
Dex Media East LLC
     9.875%, 11/15/09. .......................     B1                  130            143,975
     12.125%, 11/15/12 .......................     B2                  227            271,832
Dex Media West LLC
     8.50%,   8/15/10 ........................     B1                  160            174,800
     9.875%, 8/15/13 .........................     B2                  571            652,367
PRIMEDIA, Inc.
     8.00%, 5/15/13 ..........................     B2                  200            200,500
     8.875%, 5/15/11 .........................     B2                  350            367,500
Rainbow National Services LLC
     8.75%, 9/01/2012(a) .....................     B3                  630            692,212
                                                                                -------------
                                                                                    3,421,386
                                                                                -------------
Energy - 3.6%
Amerada Hess Corp.
     7.30%, 8/15/31 ..........................     Ba1                 395            459,437
Chesapeake Energy Corp.
     6.625%, 1/15/16(a) ......................     Ba3                 205            211,919
     7.75%, 1/15/15 ..........................     Ba3                 200            216,500
     9.00%, 8/15/12 ..........................     Ba3                 190            211,375
Grant Prideco, Inc.
     9.00%, 12/15/09 .........................     Ba3                 405            445,500
Hilcorp Energy
     10.50%, 9/01/10(a) ......................     B3                  745            819,500
Kerr-McGee Corp.
     6.875%, 9/15/11 .........................     Ba3                 630            668,359
Petro Stopping Centers, LP
     9.00%, 12/15/12 .........................     B3                   55             55,275
Premco Refining Group, Inc.
     9.50%, 2/01/13 ..........................     Ba3                 190            217,075
Pride Int'l., Inc.
     7.375%, 7/15/14 .........................     Ba2                 360            395,100

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Universal Compression, Inc.
     7.25%, 5/15/10 ..........................     Ba3            $    135      $     137,869
                                                                                -------------
                                                                                    3,837,909
                                                                                -------------
Entertainment & Leisure - 1.8%
Gaylord Entertainment Co.
     8.00%, 11/15/13 .........................     B3                  300            311,250
NCL Corp.
     11.625%, 7/15/14(a)(d) ..................     B2                  420            428,400
Royal Caribbean Cruises
     8.00%, 5/15/10 ..........................     Ba1                  40             44,000
     8.75%, 2/02/11 ..........................     Ba1                 485            550,475
Universal City Development
     11.75%, 4/01/10 .........................     B2                  400            452,000
Universal City Florida
     8.375%, 5/01/10 .........................     B3                  100            103,000
                                                                                -------------
                                                                                    1,889,125
                                                                                -------------
Financial - 1.2%
iStar Financial, Inc.
     6.00%, 12/15/10 .........................     Baa3                320            331,688
     7.00%, 3/15/08 ..........................     Baa3                185            196,654
PXRE Capital Trust I
     8.85%, 2/01/27 ..........................     Ba2                 720            745,200
                                                                                -------------
                                                                                    1,273,542
                                                                                -------------
Food & Beverages - 0.6%
Dole Food Company, Inc.
     8.625%, 5/01/09 .........................     B2                  275            291,500
     8.875%, 3/15/11 .........................     B2                   41             43,665
Domino's, Inc.
     8.25%, 7/01/11 ..........................     B2                  252            264,600
                                                                                -------------
                                                                                      599,765
                                                                                -------------
Gaming - 4.6%
Ameristar Casinos, Inc.
     10.75%, 2/15/09 .........................     B2                  250            273,125
Argosy Gaming Co.
     9.00%, 9/01/11 ..........................     Ba3                 260            285,350
Boyd Gaming Corp.
     7.75%, 12/15/12 .........................     B1                  295            313,437
Harrah's Operating Company, Inc.
     7.875%, 12/15/05 ........................     Ba1                 160            163,200
Mandalay Resort Group
     10.25%, 8/01/07 .........................     Ba3                 620            680,450
MGM Mirage Inc.
     8.375%, 2/01/11 .........................     Ba3                 515            556,200
Mohegan Tribal Gaming Authority
     6.375%, 7/15/09 .........................     Ba3                 170            172,125
     7.125%, 8/15/14 .........................     Ba3                 430            439,138
Park Place Entertainment
     7.875%,  3/15/10 ........................     Ba1                 350            386,750
Penn National Gaming, Inc.
     6.875%,  12/01/11 .......................     B2                  340            346,800

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Riviera Holdings Corp.
     11.00%, 6/15/10 .........................     B2             $    390      $     428,025
Seneca Gaming Corp.
     7.25%, 5/01/12 ..........................     B1                  405            409,050
     7.25%, 5/01/12(a) .......................     B1                  125            126,250
Turning Stone Casino Resort Enterprise
     9.125%, 12/15/10(a) .....................     B1                  290            301,600
                                                                                -------------
                                                                                   4,881,500
                                                                                -------------
Healthcare - 4.5%
Concentra Operating Corp.
     9.125%, 6/01/12 .........................     B3                  155            158,875
     9.50%, 8/15/10 ..........................     B3                  140            146,300
Coventry Health Care, Inc.
     5.875%, 1/15/12 .........................     Ba1                 145            144,275
     6.125%, 1/15/15 .........................     Ba1                 155            154,225
DaVita, Inc.
     7.25%, 3/15/15(a) .......................     B3                  500            502,500
Extendicare Health Services
     9.50%, 7/01/10 ..........................     B1                 365            394,200
Genesis HealthCare Corp.
     8.00%, 10/15/13 .........................     B3                  315            335,475
HCA, Inc.
     6.375%, 1/15/15 .........................     Ba2                 560            570,787
Iasis Healthcare Corp.
     8.75%, 6/15/14 ..........................     B3                  440            470,800
PacifiCare Health Systems, Inc.
     10.75%, 6/01/09 .........................     Ba3                 348            382,800
Select Medical Corp.
     7.625%, 2/01/15(a) ......................     B3                  625            617,187
Triad Hospitals, Inc.
     7.00%, 11/15/13 .........................     B3                  490            496,125
Universal Hospital Services, Inc.
     10.125%, 11/01/11 .......................     B3                  420            424,200
                                                                                -------------
                                                                                    4,797,749
                                                                                -------------
Hotels & Lodging - 2.2%
Host Marriott LP
     9.25%, 10/01/07 .........................     Ba3                 205            221,656
     9.50%, 1/15/07 ..........................     Ba3                 350            372,750
Intrawest Corp.
     7.50%, 10/15/13 .........................     B1                  190            191,900
La Quinta Properties, Inc.
     8.875%, 3/15/11 .........................     Ba3                 415            448,200
Starwood Hotels & Resorts Worldwide, Inc.
     7.875%, 5/01/12 .........................     Ba1                 380            425,125
Sun International Hotels
     8.875%, 8/15/11 .........................     B2                  285            304,950
Vail Resorts, Inc.
     6.75%, 2/15/14 ..........................     B2                  350            348,250
                                                                                -------------
                                                                                    2,312,831
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Index - 2.0%
Dow Jones CDX HY
     7.75%, 12/29/09(a) ......................     B3             $    928      $     930,529
     8.25%, 6/29/10(a) .......................     B3                1,140          1,131,450
                                                                                -------------
                                                                                    2,061,979
                                                                                -------------
Industrial - 4.7%
AMSTED Industries, Inc.
     10.25%, 10/15/11(a) .....................     B3                  465            497,550
Case New Holland, Inc.
     9.25%, 8/01/11(a) .......................     Ba3                 645            680,475
Dayton Superior Corp.
     10.75%, 9/15/08 .........................     B3                  420            426,300
FastenTech, Inc.
     11.50%, 5/01/11 .........................     B3                  350            378,000
FIMEP S.A.
     10.50%, 2/15/13 .........................     B1                  320            360,000
Flowserve Corp.
     12.25%, 8/15/10 .........................     B2                  429            462,248
Goodman Global Holding Company
     7.875%, 12/15/12(a) .....................     Caa1                430            387,000
H & E Equipment/Finance
     11.125%, 6/15/12 ........................     B3                  500            546,250
NMHG Holding Co.
     10.00%, 5/15/09 .........................     B3                  135            143,100
Terex Corp.
     10.375%, 4/01/11 ........................     B3                  215            233,275
TriMas Corp.
     9.875%, 6/15/12 .........................     B3                  410            332,100
Trinity Industries, Inc.
     6.50%, 3/15/14 ..........................     Ba3                 510            492,150
                                                                                -------------
                                                                                    4,938,448
                                                                                -------------
Insurance - 1.1%
Crum & Forster Holdings Corp.
     10.375%, 6/15/13 ........................     Ba3                 215            230,050
Liberty Mutual Group
     5.75%, 3/15/14(a) .......................     Baa3                430            432,017
Markel Capital Trust I
     Series B
     8.71%, 1/01/46 ..........................     Ba1                 505            551,377
                                                                                -------------
                                                                                    1,213,444
                                                                                -------------
Manufacturing - 0.3%
Navistar International
     6.25%, 3/01/12(a) .......................     Ba3                 300            285,000
                                                                                -------------
Metal & Mining - 1.9%
AK Steel Corp.
     7.875%, 2/15/09 .........................     B1                  695            656,775
Freeport-McMoran Copper & Gold, Inc.
     10.125%, 2/01/10 ........................     B1                  385            425,425
International Steel Group, Inc.
     6.50%, 4/15/14 ..........................     Ba2                 391            381,225
Ispat Inland ULC
     9.75%, 4/01/14 ..........................     Ba1                 104            121,160
Peabody Energy Corp.
     6.875%, 3/15/13 .........................     Ba3                 370            388,500
                                                                                -------------
                                                                                    1,973,085
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Paper & Packaging - 4.5%
Anchor Glass Containers Corp.
     11.00%, 2/15/13 .........................     B2             $    265      $     213,325
Berry Plastics Corp.
     10.75%, 7/15/12 .........................     B3                  430            466,550
Crown Euro Holdings S.A.
     9.50%, 3/01/11 ..........................     B1                  445            487,275
Georgia-Pacific Corp.
     8.875%, 5/15/31 .........................     Ba3                 210            260,925
     9.375%, 2/01/13 .........................     Ba2                 510            577,575
Graphic Packaging Int'l Corp.
     9.50%, 8/15/13 ..........................     B3                  465            453,375
NewPage Corp.
     10.00%, 5/01/12(a) ......................     B3                  410            400,775
Owens-Brockway Glass Container, Inc.
     8.875%, 2/15/09 .........................     B1                  680            722,500
Pliant Corp.
     11.125%, 9/01/09 ........................     B3                  425            410,125
Stone Container Corp.
     9.25%, 2/01/08 ..........................     B2                  300            311,250
     9.75%, 2/01/11 ..........................     B2                  150            158,625
Vitro Envases Norteamrca
     10.75%, 7/23/11(a) ......................     B2                  265            257,712
                                                                                -------------
                                                                                    4,720,012
                                                                                -------------
Retail - 0.3%
J.C. Penney Corporation, Inc.
     8.00%, 3/01/10 ..........................     Ba1                 315            346,500
                                                                                -------------
Service - 2.9%
Allied Waste North America
     6.375%, 4/15/11 .........................     B2                  365            348,575
     8.875%, 4/01/08 .........................     B2                  275            287,375
National Waterworks, Inc.
     10.50%, 12/01/12 ........................     B3                  260            291,850
Service Corp. International
     6.50%, 3/15/08 ..........................     Ba3                 320            327,200
     7.70%, 4/15/09 ..........................     Ba3                 310            327,437
Stewart Enterprises, Inc.
     6.25%, 2/15/13(a) .......................     B1                  350            340,375
United Rentals North America, Inc.
     6.50%, 2/15/12 ..........................     B1                  478            470,232
Williams Scotsman, Inc.
     9.875%, 6/01/07 .........................     B3                  710            699,350
                                                                                -------------
                                                                                    3,092,394
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Supermarket & Drugstore - 1.2%
Couche-Tard, Inc.
     7.50%, 12/15/13 .........................     Ba3            $    292      $     303,680
Rite Aid Corp.
     7.50%, 1/15/15(a) .......................     B2                  220            202,400
Roundy's, Inc.
     8.875%, 6/15/12 .........................     B2                  275            283,250
Stater Bros. Holdings, Inc.
     8.125%, 6/15/12 .........................     B1                  530            515,425
                                                                                -------------
                                                                                    1,304,755
                                                                                -------------
Technology - 1.8%
Amkor Technologies, Inc.
     7.75%, 5/15/13 ..........................     B3                  270            220,725
Celestica, Inc.
     7.875%, 7/01/11 .........................     B2                  585            608,400
Flextronics International, Ltd.
     6.50%, 5/15/13 ..........................     Ba2                 490            498,575
Lucent Technologies Inc.
     6.45%, 3/15/29 ..........................     B1                   95             82,175
     6.50%, 1/15/28 ..........................     B1                  125            107,500
Telcordia Technologies, Inc.
     10.00%, 3/15/13(a) ......................     B3                  220            192,500
Unisys Corp.
     7.875%, 4/01/08 .........................     Ba1                 210            211,050
                                                                                -------------
                                                                                    1,920,925
                                                                                -------------
Utilities - Electric & Gas - 8.8%
AES Corporation
     8.75%, 5/15/13(a) .......................     Ba3                  65             72,150
     9.00%, 5/15/15(a) .......................     Ba3                 205            229,600
Aquila, Inc.
     14.875%, 7/01/12(d) .....................     B2                  215            278,963
Calpine Corp.
     8.50%, 7/15/10(a) .......................     NR                  495            358,875
DPL, Inc
     6.875%, 9/01/11 .........................     Ba2                 400            428,000
DPL Capital Trust II
     8.125%, 9/01/31 .........................     Ba3                 370            434,829
Dynegy Holdings, Inc.
     10.125%, 7/15/13(a) .....................     B3                  545            604,950
Enterprise Products Operating L.P.
     5.60%, 10/15/14 .........................     Baa3                425            434,288
FirstEnergy Corp.
     6.45%, 11/15/11 .........................     Baa3                470            511,047
Northwest Pipeline Corp.
     8.125%, 3/01/10 .........................     Ba2                 255            277,313
NRG Energy, Inc.
     8.00%, 12/15/13(a) ......................     B1                  352            371,360

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
Ormat Funding Corp.
     8.25%, 12/30/20 .........................     NR             $    379      $     380,872
Reliant Energy, Inc.
     6.750%, 12/15/14 ........................     B1                  300            285,750
Reliant Resources, Inc.
     9.50%, 7/15/13 ..........................     B1                  390            425,100
SEMCO Energy, Inc.
     7.75%, 5/15/13 ..........................     Ba2                 250            259,821
Southern Natural Gas Co.
     7.35%, 2/15/31 ..........................     B1                  425            445,328
     8.875%, 3/15/10 .........................     B1                  340            370,332
TECO Energy, Inc.
     6.75%, 5/01/15(a) .......................     Ba2                 365            373,212
     7.00%, 5/01/12 ..........................     Ba2                 390            408,525
Texas Genco LLC
     6.875%, 12/15/14(a) .....................     B1                  260            267,150
TXU Corp
     5.55%, 11/15/14(a) ......................     Ba1                 265            254,528
     6.50%, 11/15/24(a) ......................     Ba1                 255            246,881
The Williams Companies, Inc.
     7.625%, 7/15/19 .........................     B1                1,150          1,270,750
     7.875%, 9/01/21 .........................     B1                  220            244,200
                                                                                -------------
                                                                                    9,233,824
                                                                                -------------
Total Corporate Obligations
      (cost $77,814,064). ....................                                     78,248,527
                                                                                -------------
Yankee Obligations - 2.6%
Citigroup (JSC Severstal)
     9.25%, 4/19/14. .........................     B2                  426            439,760
Fairfax Financial Holdings
     7.375%, 4/15/18 .........................     Ba3                 420            347,550
     7.75%, 4/26/12 ..........................     Ba3                 465            440,588
     8.25%, 10/01/15 .........................     Ba3                 100             92,250
Innova S. de R.L.
     9.375%, 9/19/13 .........................     B2                  455            505,050
Mobile Telesystems
     8.00%, 1/28/12(a) .......................     Ba3                 448            445,760
Nortel Networks Corp.
     6.875%, 9/01/23 .........................     B3                  225            203,625
Royal & Sun Alliance Insurance Group PLC
     8.95%, 10/15/29 .........................     Baa3                205            259,995
                                                                                -------------
Total Yankee Obligations
     (cost $2,622,673) .......................                                      2,734,578
                                                                                -------------

PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)                                        ACM Managed Income Fund, Inc.
=============================================================================================
                                                                   Shares/
                                                 Moody's         Principal
                                                 Investor           Amount
                                                 Rating              (000)       U.S. $ Value
---------------------------------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED STOCK - 0.9%
Sovereign Real Estate Investment Trust
     12.00% (a) ..............................     Ba1                 650      $     923,000
                                                                                -------------
Total Non-Convertible Preferred Stock
     (cost $713,375) .........................                                       923,000
                                                                                -------------
SHORT-TERM INVESTMENT - 3.9%
Time Deposit - 3.9%
State Street Bank & Trust Co.
     2.35%, 6/01/05
     (cost $4,124,000) .......................                    $  4,124          4,124,000
                                                                                -------------
Total Investments - 181.2%
     (cost $186,853,554) .....................                                    190,888,139
Other assets less liabilities - 4.2%. ........                                      4,478,556
Preferred Stock at redemption value - (85.4%)                                     (90,000,000)
                                                                                -------------
Net Assets Applicable to
Common Shareholders - 100.0% (e) .............                                  $ 105,366,695
                                                                                -------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $21,334,824 or 20.2% of net assets applicable to common shareholders.
(b) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)   Security is in default and is non-income producing.
(d) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2005.
(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary:
      NR -  Not Rated.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.    DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 27, 2005